Interim Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Cash flows from operating activities:
Net loss	$ 4,893	$ 2,965	$ (6,571)	$ (6,433)	$ (8,393)
Adjustments to reconcile loss to net cash used:
Depreciation of property, plant and equipment	8	7	14	19	18
Share-based payment	151	424	535	192	309
Decrease in severance pay, net					(152)
Changes in fair value of warrants liability exercisable into shares				(72)	(232)
Changes in fair value of short-term investment (previously long-term)	95	(912)	644	5
Gain from sale of investment in previously consolidated subsidiaries (a)				(769)
Exchange differences on balances of cash and cash equivalents	(2)	(78)	89	83	82
Adjustments for reconcile profit loss	252	(559)	1,282	(542)	25
Working capital adjustments:
Increase in accounts receivable, prepaid expenses and lease deposit	(1,230)	(127)	(853)	(2,907)	(1,397)
Increase / Decrease in trade payable	439	242	644	293	816
Increase (decrease) in deferred revenues	527	1,583	1,218	(289)	335
Increase (decrease) in other accounts payable	(677)	(300)	125	906	(100)
Adjustments for working capital	(941)	1,398	1,134	(1,997)	(346)
Net cash used in operating activities	(5,582)	(2,126)	(4,155)	(8,972)	(8,714)
Cash flows from investing activities:
Purchase of property, plant and equipment	(1)	(4)	(33)	(7)	(10)
Proceeds from sale of investments in previously consolidated subsidiaries (a)				(22)
Net cash used in investing activities	(1)	(4)	(33)	(29)	(10)
Cash flows from financing activities:
Issuance of share capital and warrants, net of issuance expenses	10,168	4,387	4,387	4,474
Net cash provided by financing activities	10,168	4,387	4,387	4,474
Exchange differences on balances of cash and cash equivalents	2	78	(89)	(83)	(82)
Increase (decrease) in cash and cash equivalents	4,587	2,335	110	(4,610)	(8,806)
Cash and cash equivalents at the beginning of the period	3,615	3,505	3,505	8,115	16,921
Cash and cash equivalents at the end of the period	8,202	5,840	3,615	3,505	8,115
Supplemental disclosure of cash flow information:
Cash paid during the year for income taxes			4	29	29
Cash received during the year for interest	$ 36	$ 15	$ 51	$ 69	$ 89